Touchstone Value Fund Performance Management - Touchstone Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index and the Russell 3000® Index. The Bloomberg US 1000 Value Index and Russell 1000® Value Index show how the Fund’s performance compares against the returns of an index with similar investment universes. The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index and the Russell 3000® Index. The Bloomberg US 1000 Value Index and Russell 1000® Value Index show how the Fund’s performance compares against the returns of an index with similar investment universes.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart [Heading]	Touchstone Value Fund — Class A Shares Total Return as of December 31
Bar Chart Closing [Text Block]	Best Quarter:4th Quarter 202019.05Worst Quarter:1st Quarter 2020(30.31)Year-To-Date:9/30/20265.93
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Does Reflect Sales Loads	The performance table reflects any applicable sales charges.
Performance Table Market Index Changed	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.The Fund changed its additional index to the Bloomberg US 1000 Value Index which has a similar investment universe to the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns.
Performance Availability Website Address [Text]	TouchstoneInvestments.com
Performance Availability Phone [Text]	1.800.543.0407
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date:
Bar Chart, Year to Date Return	5.93%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.05%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020